Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

Effective January 1, 2013, the Bank reorganized its internal reporting segments to better align services provided to customers. Based on this re-alignment, the Bank has determined that it has three primary business segments; its banking franchise, its insurance, risk management and employee benefits activities and its financial and investment advisory activities. The prior year segment information has not been restated because it is impracticable to do so based upon how product performance is now being accounted for within the accounting records. The activities of Workplace Health Solutions Inc. were merged into Bailey & Haskell Associates, Inc. as of January 1, 2013. Effective January 1, 2013, the activities of Benefit Consulting Group, Inc. were divided into three functions of which one was transferred to the banking franchise as it represents services similar to trust services, one was transferred to Bailey & Haskell Associates, Inc. as it resembles services already provided by the entity and the financial and advisory services remained at Benefit Consulting Group Inc. which is being developed into broker-dealer services. Effective June 2013, the name of Benefit Consulting Group, Inc. was changed to Oneida Wealth Management, Inc. For the year ended December 31, 2013, the Bank's insurance, risk management and employee benefit activities consisted of those conducted through its wholly owned subsidiary, Bailey & Haskell Associates, Inc. The Bank's financial and investment advisory activities consisted of those conducted through its wholly owned subsidiary Oneida Wealth Management, Inc.

Prior to January 1, 2013, the Bank determined that it had four primary business segments, its banking franchise, its insurance activities, its employee benefit consulting activities and risk management activities.  For the years ended December 31, 2012 and 2011, the Bank’s insurance activities consisted of those conducted through its wholly owned subsidiary, Bailey & Haskell Associates, Inc. The Bank’s benefit consulting activities consisted of those conducted through its wholly owned subsidiary Benefit Consulting Group, Inc. The risk management activities consisted of those conducted through its wholly owned subsidiary Workplace Health Solutions Inc.

Information about the Bank’s segments is presented in the following table for the periods indicated:

	2013
	Banking Activities	Insurance, Risk Management and Employee Benefit Activities	Financial/Investment Advisory Activities	Total

Net interest income	$19,800,189	$—	$—	$19,800,189
Provision for loan losses	500,000	—	—	500,000
Net interest income after provision for loan losses	19,300,189	—	—	19,300,189

Investment gains, net	2,419,653	—	—	2,419,653
Commissions and fees on sales of non-banking products	1,955,634	19,722,444	2,491,857	24,169,935
Non-interest income	5,037,203	—	—	5,037,203
Non-interest expenses	20,297,300	17,109,390	3,037,061	40,443,751
Depreciation and amortization	1,559,650	342,700	32,816	1,935,166
Income (loss) before income taxes	6,855,729	2,270,354	(578,020)	8,548,063
Income tax expense (benefit)	1,706,000	953,000	(203,000)	2,456,000
Net income (loss)	5,149,729	1,317,354	(375,020)	6,092,063
Less: net income attributable to noncontrolling interest	5,875	—	—	5,875
Net income (loss) attributable to Oneida Financial Corp.	$5,143,854	$1,317,354	$(375,020)	$6,086,188

Total Assets	$712,724,012	$33,607,488	$5,037,520	$751,369,020

	2012
	Banking Activities	Insurance Activities	Benefit Consulting Activities	Risk Management Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463

Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other asset	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,721,107	9,921,563	5,903,445	1,787,835	35,333,950
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203
Income before income taxes	4,219,427	1,915,976	1,646,751	79,164	7,861,318
Income tax expense	597,400	795,500	667,000	35,100	2,095,000
Net income	3,622,027	1,120,476	979,751	44,064	5,766,318
Less: net income attributable to noncontrolling interest	5,900	—	—	—	5,900
Net income attributable to Oneida Financial Corp.	$3,616,127	$1,120,476	$979,751	$44,064	$5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

	2011
	Banking Activities	Insurance Activities	Benefit Consulting Activities	Risk Management Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision for loan losses	18,709,719	—	—	—	18,709,719
Investment gains, net	256,938	—	—	—	256,938
Non-interest income	5,232,304	11,603,209	6,482,456	1,336,360	24,654,329
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859
Income (loss) before income taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219
Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000
Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219
Less: net income attributable to noncontrolling interest	191,838	—	—	—	191,838
Net income (loss) attributable to Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381

Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

The following represents a reconciliation of the Company’s reported segment assets to consolidated assets as of December 31:

	2013	2012

Total assets for reportable segments	$751,369,020	$689,781,150
Elimination of intercompany cash balances	(8,884,412)	(8,389,712)
Consolidated total	$742,484,608	$681,391,438